Distribution of Profit (Details)	12 Months Ended				0 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Jan. 18, 2012 Sinovac Beijing USD ($)	Jan. 18, 2012 Sinovac Beijing CNY	Dec. 31, 2012 Sinovac Beijing USD ($)	Dec. 31, 2011 Sinovac Beijing USD ($)	Dec. 31, 2011 Sinovac Beijing CNY	Dec. 31, 2010 Sinovac Beijing USD ($)	Dec. 31, 2010 Sinovac Beijing CNY	Dec. 31, 2012 Tangshan Yian USD ($)	Dec. 31, 2012 Sinovac R&D USD ($)	Dec. 31, 2012 Sinovac Dalian USD ($)
Distribution of Profit
Percentage appropriation to statutory surplus reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Percentage of after-tax profits appropriated to general reserve								10.00%	10.00%	10.00%	10.00%
Percentage of after-tax profits appropriated to enterprise expansion reserve										5.00%	5.00%
Appropriation of after-tax profits to general reserve								$ 335,161	2,133,203	$ 1,073,240	7,096,045
Appropriation of after-tax profits to enterprise expansion reserve										536,619	3,548,023
Appropriation of net income after taxes to staff welfare and bonus fund								167,580	1,066,601	536,619	3,548,023	0	0	0
Appropriation to statutory surplus reserve fund												0	0	0
Dividend declared to non-controlling shareholder					802,151	5,060,612		5,862,676	38,608,654	3,285,902	22,463,737
Dividends payable			795,106
Amount of paid-in-capital and statutory surplus reserves that are restricted from transfer or dividend distribution	$ 75,000,000	467,000,000	$ 86,200,000	548,900,000